Fair value measurement - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
FINANCIAL LIABILITIES
Carrying value	$ 124.3	$ 115.7
Fair value	124.3	115.7
Long-term debt
FINANCIAL LIABILITIES
Carrying value	491.0	489.2
Fair value	530.8	548.0
Gold stream obligation
FINANCIAL LIABILITIES
Carrying value	194.0	217.9
Fair value	194.0	217.9
New Afton
FINANCIAL LIABILITIES
Carrying value	467.4	436.1
Fair value	467.4	436.1
Cash and cash equivalents
FINANCIAL ASSETS
Carrying value	481.5	186.3
Fair value	481.5	186.3
Trade and other receivables
FINANCIAL ASSETS
Carrying value	14.2	65.2
Fair value	14.2	65.2
Provisionally priced contracts
FINANCIAL ASSETS
Carrying value	1.2	8.9
Fair value	1.2	8.9
Gold and copper swap contracts
FINANCIAL ASSETS
Carrying value	(1.8)	(9.8)
Fair value	(1.8)	(9.8)
Foreign exchange forward contracts
FINANCIAL ASSETS
Carrying value	1.5	0.0
Fair value	1.5	0.0
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Carrying value	12.8	12.8
Fair value	12.8	12.8
Investments
FINANCIAL ASSETS
Carrying value	59.5	46.2
Fair value	$ 59.5	$ 46.2